Intangible Assets - Schedule of Intangible Assets are Wells Unassigned to a Reserve (Detail) - MXN ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Wells unassigned to a reserve:
Balance at the beginning of period	$ 14,678,640	$ 8,639,242
Additions to construction in progress	9,810,680	20,553,952
Transfers against expenses	(8,447,877)	(3,663,986)
Transfers against fixed assets	(2,359,312)	(16,440,645)
Balance at the end of period	$ 13,974,430	$ 14,678,640